Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net unrealized gains on investment in securities, tax	¥ (9,529)	¥ (8,206)	¥ (3,151)
Reclassification adjustment included in net income, tax	(4,255)	1,997	1,463
Defined benefit pension plans, tax	(1,548)	(2,589)	1,807
Reclassification adjustment included in net income, tax	(91)	(138)	(33)
Foreign currency translation adjustments, tax	(1,739)	(5,254)	(335)
Reclassification adjustment included in net income, tax	(17)	(1,971)	0
Net unrealized losses on derivative instruments, tax	31	288	457
Reclassification adjustment included in net income, tax	¥ (298)	¥ (328)	¥ 198